                                [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-3232-D (6/98)

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                           [JOSEPH J. GASPER GRAPHIC]


                               PRESIDENT'S MESSAGE

                  We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-6.

                  The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

                  We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

                  Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.


                                                /s/ Joseph J. Gasper
                                                Joseph J. Gasper, President
                                                      August 17, 1998




                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:

   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro)
         248,688 shares (cost $2,705,933) ..........................   $  3,053,887

      Evergreen - VA Foundation Fund (EvFound)
         3,754,628 shares (cost $47,717,521) .......................     54,367,010

      Evergreen - VA Fund (EvFund)
         1,962,909 shares (cost $27,637,567) .......................     31,838,382

      Evergreen - VA Global Leaders Fund (EvGloLead)
         543,476 shares (cost $6,173,699) ..........................      6,673,882

      Evergreen - VA Growth and Income Fund (EvGrInc)
         2,984,229 shares (cost $41,966,821) .......................     49,090,559

      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         139,842 shares (cost $1,392,013) ..........................      1,371,845

      Evergreen - VA Strategic Income Fund (EvStratInc)
         693,662 shares (cost $7,230,947) ..........................      7,352,816

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         197,634 shares (cost $2,450,914) ..........................      2,496,121

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         149,008 shares (cost $2,759,681) ..........................      3,072,548

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         124,324 shares (cost $1,983,836) ..........................      2,144,585

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         82,320 shares (cost $1,545,524) ...........................      1,806,926

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         120,965 shares (cost $2,149,898) ..........................      2,472,521

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         26,018 shares (cost $291,491) .............................        299,202

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         2,778,597 shares (cost $2,778,597) ........................      2,778,597
                                                                       ------------
            Total investments ......................................   $168,818,881
   Accounts receivable .............................................              -
                                                                       ------------
            Total assets ...........................................    168,818,881
ACCOUNTS PAYABLE ...................................................        126,802
                                                                       ------------
CONTRACT OWNERS' EQUITY ............................................   $168,692,079
                                                                       ============

                                                                                                                           PERIOD
Contract owners' equity represented by:                                         UNITS       UNIT VALUE                     RETURN
                                                                              ---------    -----------                   -----------
Contracts in accumulation phase:
      Evergreen - VA Aggressive Growth Fund:
         Tax qualified .................................................         54,239    $ 12.052518   $    653,717        10%
         Non-tax qualified .............................................         97,252      12.052518      1,172,131        10%
         Initial Funding by Depositor (note 1a) ........................        100,000      12.280000      1,228,000        11%
      Evergreen - VA Foundation Fund:
         Tax qualified .................................................        973,975      15.247284     14,850,473         6%
         Non-tax qualified .............................................      2,488,364      15.247284     37,940,793         6%
         Initial Funding by Depositor (note 1a) ........................        100,000      15.755959      1,575,596         7%
      Evergreen - VA Fund:
         Tax qualified .................................................        469,163      16.607465      7,791,608         8%
         Non-tax qualified .............................................      1,344,605      16.607465     22,330,480         8%
         Initial Funding by Depositor (note 1a) ........................        100,000      17.161470      1,716,147         9%
      Evergreen - VA Global Leaders Fund:
         Tax qualified .................................................        132,458      12.152751      1,609,729        13%
         Non-tax qualified .............................................        314,813      12.152751      3,825,844        13%
         Initial Funding by Depositor (note 1a) ........................        100,000      12.381956      1,238,196        14%
      Evergreen - VA Growth and Income Fund:
         Tax qualified .................................................        761,995      16.682021     12,711,617         7%
         Non-tax qualified .............................................      2,077,380      16.682021     34,654,897         7%
         Initial Funding by Depositor (note 1a) ........................        100,000      17.238588      1,723,859         8%
      Evergreen - VA Small Cap Equity Income:
         Tax qualified .................................................          2,507       9.787265         24,537       (2)%(a)
         Non-tax qualified .............................................         37,427       9.787265        366,308       (2)%(a)
         Initial Funding by Depositor (note 1a) ........................        100,000       9.810000        981,000       (2)%(a)
      Evergreen - VA Strategic Income Fund:
         Tax qualified .................................................        196,741      10.738537      2,112,711         3%
         Non-tax qualified .............................................        386,079      10.738537      4,145,924         3%
         Initial Funding by Depositor (note 1a) ........................        100,000      10.941161      1,094,116         4%
      Fidelity VIP - High Income Portfolio:
         Tax qualified .................................................         38,417      13.059633        501,712         4%
         Non-tax qualified .............................................        152,691      13.059633      1,994,088         4%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified .................................................         31,767      13.799537        438,370        15%
         Non-tax qualified .............................................        190,858      13.799537      2,633,752        15%
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified .................................................         34,702      14.334463        497,435         9%
         Non-tax qualified .............................................        114,888      14.334463      1,646,858         9%
      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified .................................................         14,997      13.727407        205,870        16%
         Non-tax qualified .............................................        116,617      13.727407      1,600,849        16%
      Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified .................................................         23,406      13.483086        315,585        11%
         Non-tax qualified .............................................        159,954      13.483086      2,156,674        11%
      Nationwide SAT - Government Bond Fund:
         Tax qualified .................................................          8,797      11.522709        101,365         3%
         Non-tax qualified .............................................         17,166      11.522709        197,799         3%
      Nationwide SAT - Money Market Fund:
         Tax qualified .................................................         98,770      10.895605      1,076,159         2%
         Non-tax qualified .............................................        144,818      10.895605      1,577,880         2%
                                                                              =========    ===========   ------------
                                                                                                         $168,692,079
                                                                                                         ============


(a) This investment option was not being utilized for the entire period.

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-6
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                                   TOTAL                              EVAGGRGRO
                                                      --------------------------------      --------------------------------
                                                           1998               1997               1998            1997
                                                      -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     385,096            196,240                 --                 --
  Mortality, expense and administration .........          (832,641)          (274,614)            (8,957)              (339)
    charges (note 2) ............................     -------------      -------------      -------------      -------------
    Net investment activity .....................          (447,545)           (78,374)            (8,957)              (339)
                                                      -------------      -------------      -------------      -------------
  Proceeds from mutual fund shares sold .........         9,343,779          2,106,726            539,674             32,605
  Cost of mutual fund shares sold ...............        (7,473,459)        (1,999,173)          (516,052)           (32,643)
                                                      -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........         1,870,320            107,553             23,622                (38)
  Change in unrealized gain (loss) on investments         5,575,680          6,296,866            252,155             34,481
                                                      -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............         7,446,000          6,404,419            275,777             34,443
  Reinvested capital gains ......................           575,117            224,096                 --                 --
                                                      -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         7,573,572          6,550,141            266,820             34,104
                                                      -------------      -------------      -------------      -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        74,560,944         17,238,573            913,597          1,060,521
  Transfers between funds .......................                --                 --             10,471             37,605
  Redemptions ...................................        (4,172,465)          (520,967)            (6,171)                --
  Annuity benefits ..............................                --                 --                 --                 --
  Annual contract maintenance charge (note 2) ...                --                 --                 --                 --
  Contingent deferred sales charges (note 2) ....           (64,008)           (10,993)                --                 --
  Adjustments to maintain reserves ..............            (1,686)           (23,144)               (31)               (27)
                                                      -------------      -------------      -------------      -------------
      Net equity transactions ...................        70,322,785         16,683,469            917,866          1,098,099
                                                      -------------      -------------      -------------      -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        77,896,357         23,233,610          1,184,686          1,132,203
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        90,795,722         37,202,930          1,869,162                 --
                                                      -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 168,692,079         60,436,540          3,053,848          1,132,203
                                                      =============      =============      =============      =============




                                                                  EVFOUND                             EVFUND
                                                    --------------------------------      ---------------------------
                                                         1998               1997               1998               1997
                                                    -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --                 --                 --                 --
  Mortality, expense and administration .........        (273,109)           (97,328)          (157,435)           (51,376)
    charges (note 2) ............................   -------------      -------------      -------------      -------------
    Net investment activity .....................        (273,109)           (97,328)          (157,435)           (51,376)
                                                    -------------      -------------      -------------      -------------
  Proceeds from mutual fund shares sold .........       1,149,320            186,986          2,615,142            179,388
  Cost of mutual fund shares sold ...............        (790,041)          (151,304)        (1,642,377)          (141,186)
                                                    -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........         359,279             35,682            972,765             38,202
  Change in unrealized gain (loss) on investments       1,959,787          2,067,982            803,478          1,535,132
                                                    -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............       2,319,066          2,103,664          1,776,243          1,573,334
                                                    -------------      -------------      -------------      -------------
  Reinvested capital gains ......................              --                 --                 --                 --
                                                    -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,045,957          2,006,336          1,618,808          1,521,958
                                                    -------------      -------------      -------------      -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      25,167,962          2,990,104         13,644,028          2,191,227
  Transfers between funds .......................         561,663            267,517            183,261            236,693
  Redemptions ...................................      (1,799,319)          (141,324)          (909,973)           (44,760)
  Annuity benefits ..............................              --                 --                 --                 --
  Annual contract maintenance charge (note 2) ...              --                 --                 --                 --
  Contingent deferred sales charges (note 2) ....         (22,260)            (3,437)           (15,419)              (300)
  Adjustments to maintain reserves ..............            (158)            (8,253)               214             (4,465)
                                                    -------------      -------------      -------------      -------------
      Net equity transactions ...................      23,907,888          3,104,607         12,902,111          2,378,395
                                                    -------------      -------------      -------------      -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      25,953,845          5,110,943         14,520,919          3,900,353
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      28,413,017         13,993,214         17,317,316          7,283,926
                                                    -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      54,366,862         19,104,157         31,838,235         11,184,279
                                                    =============      =============      =============      =============

                          NATIONWIDE VARIABLE ACCOUNT-6
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                                EVGLOLEAD                  EVGRINC
                                                     -------------------------    --------------------------
                                                        1998          1997           1998           1997
                                                     ----------    -----------    -----------    -----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       --             --             --             --
  Mortality, expense and administration
    charges (note 2) ............................       (23,620)          (420)      (250,811)       (80,877)
                                                     ----------    -----------    -----------    -----------
    Net investment activity .....................       (23,620)          (420)      (250,811)       (80,877)
                                                     ----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........        60,854            501      1,187,217        139,869
  Cost of mutual fund shares sold ...............       (52,284)          (493)      (755,938)      (116,468)
                                                     ----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         8,570              8        431,279         23,401
  Change in unrealized gain (loss) on investments       451,962        115,158      1,782,135      2,261,545
                                                     ----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       460,532        115,166      2,213,414      2,284,946
                                                     ----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --             --             --
                                                     ----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       436,912        114,746      1,962,603      2,204,069
                                                     ----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,296,645      1,200,986     20,969,486      3,976,016
  Transfers between funds .......................        94,729          6,078        565,489        363,072
  Redemptions ...................................       (52,539)           (30)    (1,164,222)      (116,185)
  Annuity benefits ..............................            --             --             --             --
  Annual contract maintenance charge (note 2) ...            --             --             --             --
  Contingent deferred sales charges (note 2) ....          (262)            --        (22,559)        (3,299)
  Adjustments to maintain reserves ..............          (336)           (39)           430         (6,982)
                                                     ----------    -----------    -----------    -----------
      Net equity transactions ...................     3,338,237      1,206,995     20,348,624      4,212,622
                                                     ----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     3,775,149      1,321,741     22,311,227      6,416,691
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,898,620             --     26,779,146     10,861,964
                                                     ----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $6,673,769      1,321,741     49,090,373     17,278,655
                                                     ==========    ===========    ===========    ===========



                                                               EVSMCAPEI                 EVSTRATINC
                                                      ---------------------------   -----------------------
                                                         1998            1997         1998          1997
                                                    -------------   -------------   --------    -------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             --            --            --             --
  Mortality, expense and administration
    charges (note 2) ............................           (347)           --       (22,370)          (329)
                                                     -----------   -----------      --------    -----------
    Net investment activity .....................           (347)           --       (22,370)          (329)
                                                     -----------   -----------      --------    -----------

  Proceeds from mutual fund shares sold .........              1            --       725,005            232
  Cost of mutual fund shares sold ...............             (1)           --      (706,740)          (230)
                                                     -----------   -----------      --------    -----------
    Realized gain (loss) on investments .........             --            --        18,265              2
  Change in unrealized gain (loss) on investments        (20,168)           --       112,226         12,939
                                                     -----------   -----------      --------    -----------
    Net gain (loss) on investments ..............        (20,168)           --       130,491         12,941
                                                     -----------   -----------      --------    -----------
  Reinvested capital gains ......................             --            --            --             --
                                                     -----------   -----------      --------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (20,515)           --       108,121         12,612
                                                     -----------   -----------      --------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,392,397            --     5,021,220      1,107,151
  Transfers between funds .......................            400            --        64,034          8,708
  Redemptions ...................................           (437)           --       (44,832)            --
  Annuity benefits ..............................             --            --            --             --
  Annual contract maintenance charge (note 2) ...             --            --            --             --
  Contingent deferred sales charges (note 2) ....             --            --          (601)            --
  Adjustments to maintain reserves ..............             --            --           (66)           (30)
                                                     -----------   -----------   -----------    -----------
      Net equity transactions ...................      1,392,360            --     5,039,755      1,115,829
                                                     -----------   -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,371,845            --     5,147,876      1,128,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --     2,204,875             --
                                                     -----------    ----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      1,371,845            --     7,352,751      1,128,441
                                                     ===========   ===========   ===========    ===========

                                               NATIONWIDE VARIABLE ACCOUNT-6
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                      SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                        (UNAUDITED)


                                                             FIDVIPHI                      FIDVIPOV
                                                    --------------------------    --------------------------
                                                        1998           1997           1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   166,235         81,089         51,626         25,789
  Mortality, expense and administration
    charges (note 2) ............................       (16,746)        (8,805)       (20,199)       (11,217)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       149,489         72,284         31,427         14,572
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........       174,595         85,878        105,569         76,858
  Cost of mutual fund shares sold ...............      (156,298)       (81,279)       (94,445)       (74,389)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        18,297          4,599         11,124          2,469
  Change in unrealized gain (loss) on investments      (180,593)        12,882        205,970        159,741
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (162,296)        17,481        217,094        162,210
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................       105,628         10,022        152,162        102,376
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        92,821         99,787        400,683        279,158
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       465,740        502,131         98,756        642,340
  Transfers between funds .......................       (73,483)       (44,162)       (50,195)        69,689
  Redemptions ...................................       (48,959)       (21,463)       (37,400)       (28,913)
  Annuity benefits ..............................            --             --             --             --
  Annual contract maintenance charge (note 2) ...            --             --             --             --
  Contingent deferred sales charges (note 2) ....          (679)          (951)          (415)        (1,148)
  Adjustments to maintain reserves ..............          (351)          (715)          (501)          (935)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       342,268        434,840         10,245        681,033
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       435,089        534,627        410,928        960,191
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,060,711      1,123,572      2,661,194      1,328,777
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,495,800      1,658,199      3,072,122      2,288,968
                                                    ===========    ===========    ===========    ===========


                                                                FIDVIPAM                     FIDVIPCON
                                                      -------------------------      --------------------------
                                                          1998           1997            1998           1997
                                                      ------------   ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           60,892         44,528          9,259             --
  Mortality, expense and administration
    charges (note 2) ............................          (14,076)        (9,452)       (10,547)        (1,338)
                                                      ------------    -----------    -----------    -----------
    Net investment activity .....................           46,816         35,076         (1,288)        (1,338)
                                                      ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........           64,825         80,703         37,489         33,866
  Cost of mutual fund shares sold ...............          (57,828)       (78,911)       (30,011)       (33,044)
                                                      ------------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            6,997          1,792          7,478            822
  Change in unrealized gain (loss) on investments          (69,786)           450        154,562         33,164
                                                      ------------    -----------    -----------    -----------
    Net gain (loss) on investments ..............          (62,789)         2,242        162,040         33,986
                                                      ------------    -----------    -----------    -----------
  Reinvested capital gains ......................          182,677        111,698         68,120             --
                                                      ------------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          166,704        149,016        228,872         32,648
                                                      ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          133,070        342,117        293,988        426,421
  Transfers between funds .......................           10,870         22,878        102,428         76,426
  Redemptions ...................................          (52,242)       (33,227)       (11,112)        (6,627)
  Annuity benefits ..............................               --             --             --             --
  Annual contract maintenance charge (note 2) ...               --             --             --             --
  Contingent deferred sales charges (note 2) ....             (663)        (1,793)          (277)            --
  Adjustments to maintain reserves ..............             (284)          (790)          (204)          (112)
                                                       -----------    -----------    -----------    -----------
      Net equity transactions ...................           90,751        329,185        384,823        496,108
                                                       -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          257,455        478,201        613,695        528,756
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        1,886,838      1,219,850      1,193,024             --
                                                       -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        2,144,293      1,698,051      1,806,719        528,756
                                                       ===========    ===========    ===========    ===========

                          NATIONWIDE VARIABLE ACCOUNT-6
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                                FIDVIPGROP
                                                      ----------------------------
                                                          1998            1997
                                                      -----------      -----------


INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    19,139             --
  Mortality, expense and administration
    charges (note 2) ............................         (13,775)          (1,885)
                                                      -----------      -----------
    Net investment activity .....................           5,364           (1,885)
                                                      -----------      -----------

  Proceeds from mutual fund shares sold .........          58,014            1,079
  Cost of mutual fund shares sold ...............         (46,430)          (1,041)
                                                      -----------      -----------
    Realized gain (loss) on investments .........          11,584               38
  Change in unrealized gain (loss) on investments         121,919           64,744
                                                      -----------      -----------
    Net gain (loss) on investments ..............         133,503           64,782
                                                      -----------      -----------
  Reinvested capital gains ......................          66,530             --
                                                      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         205,397           62,897
                                                      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         720,451          599,533
  Transfers between funds .......................          48,769          157,716
  Redemptions ...................................         (11,460)             (48)
  Annuity benefits ..............................            --               --
  Annual contract maintenance charge (note 2) ...            --               --
  Contingent deferred sales charges (note 2) ....            (382)            --
  Adjustments to maintain reserves ..............            (346)            (153)
                                                      -----------      -----------
      Net equity transactions ...................         757,032          757,048
                                                      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         962,429          819,945
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,509,830             --
                                                      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 2,472,259          819,945
                                                      ===========      ===========



                                                                  NSATGVTBD                       NSATMYMKT
                                                         ----------------------------      ----------------------------
                                                             1998            1997              1998            1997
                                                         -----------      -----------      -----------      -----------


INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              8,404            6,859           69,541           37,975
  Mortality, expense and administration
    charges (note 2) ............................             (2,000)          (1,371)         (18,649)          (9,877)
                                                         -----------      -----------      -----------      -----------
    Net investment activity .....................              6,404            5,488           50,892           28,098
                                                         -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold .........             21,453           54,578        2,604,621        1,234,183
  Cost of mutual fund shares sold ...............            (20,393)         (54,002)      (2,604,621)      (1,234,183)
                                                         -----------      -----------      -----------      -----------
    Realized gain (loss) on investments .........              1,060              576             --               --
  Change in unrealized gain (loss) on investments              2,033           (1,352)            --               --
                                                         -----------      -----------      -----------      -----------
    Net gain (loss) on investments ..............              3,093             (776)            --               --
                                                         -----------      -----------      -----------      -----------
  Reinvested capital gains ......................               --               --               --               --
                                                         -----------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........              9,497            4,712           50,892           28,098
                                                         -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             18,604           59,284        2,425,000        2,140,742
  Transfers between funds .......................               --            (49,857)      (1,518,436)      (1,152,363)
  Redemptions ...................................            (18,808)          (3,207)         (14,991)        (125,183)
  Annuity benefits ..............................               --               --               --               --
  Annual contract maintenance charge (note 2) ...               --               --               --               --
  Contingent deferred sales charges (note 2) ....               (402)             (65)             (89)            --
  Adjustments to maintain reserves ..............                (41)            (112)             (12)            (531)
                                                         -----------      -----------      -----------      -----------
      Net equity transactions ...................               (647)           6,043          891,472          862,665
                                                         -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........              8,850           10,755          942,364          890,763
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....            290,314          216,414        1,711,675        1,175,213
                                                         -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........            299,164          227,169        2,654,039        2,065,976
                                                         ===========      ===========      ===========      ===========


See accompanying notes to financial statements ..

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     (a) Organization and Nature of Operations
         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen
         - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth
         Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:
              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Aggressive Growth Fund (EvAggrGro)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund)
                Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI) Evergreen - VA Strategic Income Fund (EvStratInc)
              Portfolios of the Fidelity Variable Insurance Products Fund
               (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)
              Portfolios of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income
         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220




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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company